UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09941

                             Ambassador Funds
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             211 West Forte Street, Suite 720
                             Detroit, MI 48226
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              211 West Forte Street, Suite 720
                              Detroit, MI 48226
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
                                                           --------------

                     Date of fiscal year end: July 31
                                              --------------

                     Date of reporting period: October 31, 2005
                                               ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS




AMBASSADOR MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2005




SECURITY DESCRIPTION                                                                         VALUE ($)


U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.2%
PRINCIPAL AMOUNT

Federal Home Loan Bank - 1.0%
3,000,000   Federal Home Loan Bank 2.05%, 05/15/06                                          $2,967,723


Federal Home Loan Mortgage Corp. - 2.3%
3,000,000   Federal Home Loan Mortgage Corp. 3.34%, 12/22/05                                 2,985,805
4,000,000   Federal Home Loan Mortgage Corp. 3.74%, 11/08/05                                 3,997,091
                                                                                        --------------
                                                                                             6,982,896

Federal National Mortgage Association - 0.9%
2,698,000   Federal National Mortgage Association 3.87%, 12/21/05                            2,683,498

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $12,634,117)(a)                                                                    12,634,117


CERTIFICATES OF DEPOSIT - 4.7% (c)
PRINCIPAL AMOUNT

5,000,000   Flagstar Bank 4.10%, 11/21/05                                                    5,000,000
2,000,000   Huntington National Bank 4.01%, 11/16/05                                         2,000,000
5,000,000   Mercantile Bank 4.00%, 11/21/05                                                  5,000,000
2,000,000   The Private Bank 3.75%, 10/06/05                                                 2,000,000

                                                                                        --------------
TOTAL CERTIFICATES OF DEPOSIT                                                               14,000,000
   (COST $14,000,000)(a)


COMMERCIAL PAPER - 91.0%*
PRINCIPAL AMOUNT

Agricultural Operations - 1.0%
2,721,000   Cargill, Inc. 3.90%, 12/02/05                                                    2,711,862


Automotive - 1.7%
5,000,000   FCAR Owner Trust 3.83%, 11/10/05                                                 4,995,212


Banking-U.S. - 9.7%
2,242,000   Falcon Asset Securitization Corp. (b), 3.80%, 11/04/05                           2,241,290
3,000,000   Falcon Asset Securitization Corp. (b), 3.92%, 11/17/05                           2,994,773
3,000,000   Falcon Asset Securitization Corp. (b), 4.00%, 11/21/05                           2,993,333
4,000,000   Falcon Asset Securitization Corp. (b), 3.92%, 12/09/05                           3,983,449
4,000,000   Galaxy Funding, Inc. (b), 4.19%, 02/23/06                                        3,946,927
4,000,000   Three Rivers Funding Corp. (b), 3.77%, 11/01/05                                  4,000,000
5,000,000   Three Rivers Funding Corp. (b), 3.80%, 11/03/05                                  4,998,945
4,000,000   Three Rivers Funding Corp. (b), 4.00%, 11/29/05                                  3,987,556
                                                                                        --------------
                                                                                            29,146,273

Banking-Foreign-Asian - 3.7%
4,000,000   Bryant Park Funding LLC (b), 3.80%, 12/15/05                                     3,981,422
4,000,000   Bryant Park Funding LLC (b), 3.89%, 11/08/05                                     3,996,974
3,000,000   Bryant Park Funding LLC (b), 3.85%, 11/10/05                                     2,997,112
                                                                                        --------------
                                                                                            10,975,508

Banking-Foreign-Australian - 4.4%
4,000,000   Sydney Capital Corp. (b), 3.81%, 12/19/05                                        3,979,680
2,450,000   Sydney Capital Corp. (b), 3.94%, 11/15/05                                        2,446,246
4,249,000   Sydney Capital Corp. (b), 3.64%, 12/13/05                                        4,230,956
2,387,000   Sydney Capital Corp. (b), 3.91%, 12/06/05                                        2,377,926
                                                                                        --------------
                                                                                            13,034,808

Banking-Foreign-Canadian - 8.6%
7,926,000   Fairway Finance Corp. (b), 3.78%, 11/01/05                                       7,926,000
1,510,000   Fairway Finance Corp. (b), 4.30%, 04/20/06                                       1,479,339
3,000,000   Fairway Finance Corp. (b), 3.84%, 11/08/05                                       2,997,760
  957,000   Fairway Finance Corp. (b), 4.08%, 03/28/06                                         941,056
2,544,000   Old Line Funding Corp. (b), 4.03%, 11/14/05                                      2,540,298
3,000,000   Old Line Funding Corp. (b), 3.95%, 12/09/05                                      2,987,492
3,000,000   Old Line Funding Corp. (b), 3.88%, 11/22/05                                      2,993,210
4,000,000   Old Line Funding Corp. (b), 3.87%, 11/15/05                                      3,993,980
                                                                                        --------------
                                                                                            25,859,135

Banking-Foreign-Denmark - 3.7%
2,400,000   Danske Corp. 4.02%, 12/21/05                                                     2,386,600
2,199,000   Danske Corp. 3.74%, 11/07/05                                                     2,197,629
3,000,000   Danske Corp. 3.77%, 11/02/05                                                     2,999,686
3,500,000   Danske Corp. 4.13%, 02/07/06                                                     3,460,650
                                                                                        --------------
                                                                                            11,044,565

Banking-Foreign-French - 7.8%
3,000,000   Asset One Securitization (b), 3.94%, 11/18/05                                    2,994,418
8,000,000   Barton Capital Corp. (b), 3.81%, 11/04/05                                        7,997,438
3,750,000   Starbird Funding Corp. (b), 3.89%, 12/05/05                                      3,736,223
4,639,000   Starbird Funding Corp. (b), 3.85%, 11/30/05                                      4,624,613
4,000,000   Starbird Funding Corp. (b), 3.80%, 11/03/05                                      3,999,156
                                                                                        --------------
                                                                                            23,351,848

Banking-Foreign-German - 12.2%
4,000,000   Beethoven Funding Corp. (b), 3.86%, 11/02/05                                     3,999,571
1,772,000   Beethoven Funding Corp. (b), 3.96%, 12/12/05                                     1,764,008
3,000,000   Beethoven Funding Corp. (b), 3.99%, 11/15/05                                     2,995,345
2,684,000   Beethoven Funding Corp. (b), 3.95%, 11/03/05                                     2,683,411
3,000,000   Greyhawk Funding LLC (b), 3.76%, 11/07/05                                        2,998,120
3,000,000   Greyhawk Funding LLC (b), 3.80%, 11/02/05                                        2,999,683
4,000,000   Greyhawk Funding LLC (b), 4.01%, 11/09/05                                        3,996,436
3,000,000   Greyhawk Funding LLC (b), 4.03%, 11/16/05                                        2,994,963
4,210,000   Hannover Funding Corp. (b), 3.81%, 11/02/05                                      4,209,554
2,000,000   Hannover Funding Corp. (b), 3.86%, 11/07/05                                      1,998,713
3,000,000   Hannover Funding Corp. (b), 3.94%, 11/17/05                                      2,994,747
3,000,000   Hannover Funding Corp. (b), 4.02%, 11/23/05                                      2,992,630
                                                                                        --------------
                                                                                            36,627,181

Banking-Foreign-Netherlands - 6.4%
1,510,000   Amstel Funding Corp. (b), 3.92%, 12/27/05                                        1,500,792
4,000,000   Amsterdam Funding Corp. (b), 3.98%, 12/19/05                                     3,978,773
4,000,000   Atlantis One Funding Corp. (b), 3.80%, 11/07/05                                  3,997,467
2,000,000   Atlantis One Funding Corp. (b), 3.86%, 12/02/05                                  1,993,352
2,000,000   Atlantis One Funding Corp. (b), 3.45%, 11/10/05                                  1,998,275
5,646,000   Windmill Funding Corp. (b), 3.80%, 11/09/05                                      5,641,232
                                                                                        --------------
                                                                                            19,109,891

Banking-Foreign-Swedish - 3.3%
5,000,000   Three Crowns Funding Corp. (b), 3.92%, 11/21/05                                  4,989,111
5,000,000   Three Crowns Funding Corp. (b), 4.00%, 11/28/05                                  4,985,000
                                                                                        --------------
                                                                                             9,974,111

Banking-Foreign-UK - 2.0%
3,000,000   Steamboat Funding Corp. (b), 4.03%, 11/07/05                                     2,997,985
3,000,000   Steamboat Funding Corp. (b), 4.06%, 11/10/04                                     2,996,955
                                                                                        --------------
                                                                                             5,994,940

Conglomerate - 2.3%
5,000,000   Edison Asset Securitization LLC (b), 3.87%, 12/02/05                             4,983,338
2,000,000   Edison Asset Securitization LLC (b), 3.81%, 11/14/05                             1,997,248
                                                                                        --------------
                                                                                             6,980,586


Construction Machinery - 3.4%
3,000,000   Dealers Capital Access 3.83%, 12/29/05                                           2,981,489
1,000,000   Dealers Capital Access 3.96%, 12/05/05                                             996,260
2,740,000   Dealers Capital Access 4.26%, 04/07/06                                           2,689,095
3,526,000   Dealers Capital Access 3.88%, 11/18/05                                           3,519,540
                                                                                        --------------
                                                                                            10,186,384


Electronic Components - 2.3%
3,000,000   Sharp Electronics Corp. 3.82%, 11/21/05                                          2,993,633
4,000,000   Sharp Electronics Corp. 3.95%, 12/13/05                                          3,981,567
                                                                                        --------------
                                                                                             6,975,200

Finance - 10.6%
3,327,000   Charta Corp. (b), 4.11%, 01/13/06                                                3,299,272
4,000,000   Charta Corp. (b), 3.76%, 11/03/05                                                3,999,165
3,000,000   Charta Corp. (b), 3.81%, 11/10/05                                                2,997,142
2,000,000   Charta Corp. (b), 3.89%, 11/28/05                                                1,994,165
5,000,000   Galleon Capital Corp. 3.80%, 11/09/05                                            4,995,778
4,500,000   Galleon Capital Corp. 3.97%, 12/06/05                                            4,482,631
2,840,000   Int'l Lease Finance Corp. 3.95%, 11/04/05                                        2,839,065
4,000,000   Int'l Lease Finance Corp. 3.86%, 11/16/05                                        3,993,567
3,000,000   Int'l Lease Finance Corp. 3.94%, 12/13/05                                        2,986,210
                                                                                        --------------
                                                                                            31,586,995


Insurance - 6.4%
  522,000   Co-Operative Assoc. of Tractor Dealers-B 4.01%, 02/28/06                           515,081
6,420,000   Co-Operative Assoc. of Tractor Dealers-B 4.08%, 11/03/05                         6,418,545
1,850,000   Co-Operative Assoc. of Tractor Dealers-B 3.50%, 11/28/05                         1,845,144
1,000,000   Co-Operative Assoc. of Tractor Dealers-B 3.59%, 12/06/05                           996,509
3,749,000   Triple A One Funding Corp. (b), 3.85%, 11/07/05                                  3,746,594
5,651,000   Triple A One Funding Corp. (b), 3.95%, 11/22/05                                  5,637,979
                                                                                        --------------
                                                                                            19,159,852


Pharmaceuticals - 1.5%
4,535,000   Pfizer, Inc. 3.70%, 11/14/05                                                     4,528,941

                                                                                        --------------
TOTAL COMMERCIAL PAPER                                                                     272,243,292
   (COST $272,243,292)(a)



MUNICIPAL VARIABLE RATE DEMAND NOTES - 0.4%**
PRINCIPAL AMOUNT

1,237,000   Kent County, GO, 4.13%, 03/01/06                                                 1,237,000

                                                                                        --------------

TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES                                                   1,237,000
   (COST $1,237,000)(a)

                                                                                        --------------

TOTAL INVESTMENTS - 100.3%                                                                 300,114,409
   (COST $300,114,409)

OTHER NET ASSETS LESS LIABILITIES - (0.3%)                                                    (870,018)
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                   $299,244,391
                                                                                        ==============






(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)  Illiquid non-negotiable securities.

*    Rate presented indicates the effective yield at time of purchase.

** Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short term interest rates. The rate presented in this report represents the rate that was in effect on October 31, 2005. These securities contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly or semi-annually.

GO   General Obligation

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffires, Principal Executive Officer

Date                      December 30, 2005
    ----------------------------------------------------------------------------



(Registrant) Ambassador Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      December 30, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffries, Principal Executive Officer

Date                      December 30, 2005
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      December 30, 2005
    ----------------------------------------------------------------------------